SHARE-BASED COMPENSATION - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	May 05, 2016 shares	May 04, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional shares authorised (in shares) | shares						2,000,000
Number of shares authorised (in shares) | shares						7,000,000	5,000,000
Expiration period		10 years
Number of shares available for grant (in shares) | shares		1,202,583	1,917,767	1,202,583	1,917,767
Award requisite service period		4 years
Weighted average fair value of share options granted (cad per share)				$ 2.54	$ 2.82
Future share-based compensation		$ 500	$ 600
Performance and restricted share units granted		$ 592	342
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period		3 years
Unrecognized share-based compensation expense		$ 100	300
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period		3 years
Share-based compensation expense	$ 6,400		400
Share conversion ratio		1
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares) | shares		2,200,000		2,200,000
Number of shares available for grant (in shares) | shares		1,242,155		1,242,155
Award requisite service period		3 years
Share-based compensation expense		$ 600	300
Share conversion ratio		1
Minimum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor		0.00%
Minimum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor		0.00%
Maximum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor		200.00%
Maximum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor		200.00%
Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance and restricted share units granted		$ 592	342
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		3,119	1,278
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		1,890	1,248
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		689	565
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		(52)	(502)
General and administrative expense | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 592	$ (33)